TRANSAMERICA FUNDS
Transamerica American Century Large Company Value
Transamerica Clarion Global Real Estate Securities
Transamerica Evergreen Health Care
Transamerica Jennison Growth
Transamerica Marsico Growth
Transamerica MFS International Equity
Supplement dated May 21, 2009 to the Closed Funds Prospectus dated March 1, 2009, as previously supplemented
Transamerica American Century Large Company Value
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]
Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)e

	Class of Shares
	A	B	C
Management fees	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.71%	0.92%	0.59%
Total annual fund operating expenses	1.53%	1.74%	1.41%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$697	$1,076	$1,480	$2,603
B†	$177	$1,056	$1,461	$2,789
C	$144	$656	$1,195	$2,670
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$697	$1,076	$1,480	$2,603
B†	$177	$756	$1,361	$2,789
C	$144	$656	$1,195	$2,670

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
* * *
Transamerica Clarion Global Real Estate Securities
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]
Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)e

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.82%	1.02%	0.44%
Total annual fund operating expenses	1.62%	1.82%	1.24%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$706	$1,102	$1,523	$2,693
B†	$185	$1,080	$1,500	$2,871
C	$126	$604	$1,109	$2,497
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$706	$1,102	$1,523	$2,693
B†	$185	$780	$1,400	$2,871
C	$126	$604	$1,109	$2,497

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
* * *
Transamerica Evergreen Health Care
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]
Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)e

	Class of Shares
	A	B	C
Management fees	0.86%	0.86%	0.86%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.60%	0.79%	0.37%
Total annual fund operating expenses	1.46%	1.65%	1.23%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$690	$1,056	$1,445	$2,533
B†	$168	$1,028	$1,416	$2,704
C	$125	$601	$1,103	$2,487
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$690	$1,056	$1,445	$2,533
B†	$168	$728	$1,316	$2,704
C	$125	$601	$1,103	$2,487

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
* * *
Transamerica Jennison Growth
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]
Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)e

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.77%	0.71%	0.56%
Total annual fund operating expenses	1.57%	1.51%	1.36%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$701	$1,088	$1,499	$2,643
B†	$154	$986	$1,346	$2,625
C	$138	$641	$1,170	$2,619
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$701	$1,088	$1,499	$2,643
B†	$154	$686	$1,246	$2,625
C	$138	$641	$1,170	$2,619

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
* * *
Transamerica Marsico Growth
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]
Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)e

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.58%	0.67%	0.47%
Total annual fund operating expenses	1.38%	1.47%	1.27%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$683	$1,033	$1,406	$2,451
B†	$150	$974	$1,325	$2,547
C	$129	$613	$1,124	$2,528
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$683	$1,033	$1,406	$2,451
B†	$150	$674	$1,225	$2,547
C	$129	$613	$1,124	$2,528

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
* * *
Transamerica MFS International Equity
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%[a]	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	N/Ab	5.00%[c]	1.00%[d]

Annual Fund Operating Expenses (expenses that are deducted from fund assets, expressed as a % of average daily net assets)[e]

	Class of Shares
	A	B	C
Management fees	0.93%	0.93%	0.93%
Distribution and service (12b-1) fees[f]	0.00%	0.00%	0.00%
Other expenses	0.98%	1.31%	0.87%
Total annual fund operating expenses	1.91%	2.24%	1.80%

a	Class A shares are not currently offered for sale.

b	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% CDSC for 24 months after purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

c	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later). As indicated above, this CDSC will not be charged through at least March 1, 2010.

d	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase. As indicated above, this CDSC will not be charged through at least March 1, 2010.

e	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

f	The Board of Trustees has approved a Rule 12b-1 Plan for Class A, B and C shares of the fund. Under these plans, Class A, B and C shares may pay annual 12b-1 fees of 0.35%, 1.00% and 1.00% of average daily net assets, respectively. However, through at least March 1, 2010, the fund will not pay any 12b-1 fees under these plans.

The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.*
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$733	$1,186	$1,663	$2,977
B†	$227	$1,205	$1,706	$3,245
C	$183	$774	$1,391	$3,056
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$733	$1,186	$1,663	$2,977
B†	$227	$905	$1,606	$3,245
C	$183	$774	$1,391	$3,056

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

*	The examples reflect that no CDSC will be charged and no 12b-1 fees will be paid for the first year.
Investors Should Retain this Supplement for Future Reference